EATON VANCE MUNICIPALS TRUST II Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectus and statement of additional information dated June 1, 2009 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 31 (“Amendment No. 31”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 31 was filed electronically with the Commission (Accession No. 0000940394-09-000411) on May 28, 2009.

Eaton Vance Hawaii Municipals Fund
Eaton Vance Insured Municipals Fund
Eaton Vance High Yield Municipals Fund
Eaton Vance Kansas Municipals Fund

EATON VANCE MUNICIPALS TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma Assistant Secretary

Date: June 8, 2009